Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit / (loss) before income tax			$ 152,764	$ (112,862)	$ (16,491)
Effective income tax rate	35.00%	25.00%	30.00%	30.00%	30.00%
Income tax at the effective tax rate pursuant to effective tax regulations			$ (45,829)	$ 33,859	$ 4,947
Items that adjust the income tax (expense) / benefit:
Non-deductible expenses			(6,600)	(2,449)	(1,782)
Inflation adjustment			(98,348)	(32,086)	(31,796)
Effect of the measurement of monetary and non-monetary in their functional currency			86,724	24,628	15,395
Unrecognized tax losses and other assets			(4,047)	(7,039)	(7,285)
Difference in the estimate of previous fiscal year income tax and the income tax statement					1,146
Effect of tax losses (1)			31,232	(179)	1,675
Effect related to statutory income tax rate change			(67,312)	(6,384)	2,721
Application of tax credits			9,710
Effect related to the difference in tax rate other than Mexican statutory rate			(7,637)
Other			(7)	(237)	(1,253)
Income tax (expense) / benefit			$ (102,114)	$ 10,113	$ (16,232)